Debentures (Narrative) (Details) ₪ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 06, 2022 ILS (₪)	Jul. 30, 2021 ILS (₪) ₪ / shares	Jun. 18, 2018	Dec. 31, 2024 ILS (₪) ₪ / shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2024 USD ($)	Nov. 21, 2024 ILS (₪)	Oct. 10, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪) ₪ / shares
Debentures [Line Items]
Debentures | $						$ 612,012			$ 450,550
Equity | $						1,440,934			1,435,957		$ 1,050,034		$ 757,381
Series E Debentures [Member]
Debentures [Line Items]
Debentures						21,464			24,152						₪ 135,000,000
Par value of debenture | ₪ / shares															₪ 1
Debentures interest rate			4.25%
Terms of debentures			The debentures (Series E) were not linked to any index and were repaid in 12 semi-annual payments, each at a rate of 3.5% of the principal amount, and last payment at a rate of 58% that was paid on March 1, 2025.
Series F Debentures [Member]
Debentures [Line Items]
Debentures						$ 173,887			196,878	₪ 335,182,000		₪ 335,870,101		₪ 222,000,000
Terms of debentures				The debentures are not linked to any index and are repayable in 7 annual payments, first six annual payments at a rate of 8% of the debentures' principal and the last payment in 2026 at a rate of 52% of the debentures' principal. The interest rate of the debentures is 3.45% and are paid twice per year.
Equity				₪ 375,000,000
Maximum ratio between standalone net financial debt and net cap				70.00%		70.00%
Maximum net financial debt				₪ 10,000,000
Minimum ratio of equity to total balance sheet				20.00%		20.00%
Series C Debentures [Member]
Debentures [Line Items]
Debentures	₪ 164,363,000	₪ 367,220,000			₪ 80,570	$ 133,056			130,566
Par value of debenture | ₪ / shares		₪ 0.1		₪ 1
Debentures interest rate				0.75%
Ordinary shares issued upon conversion of debentures | shares					895
Terms of debentures				(1) during the period from the date of listing of the series of Series C on the TASE until December 31, 2023, each NIS 90 par value of the debentures (Series C) will be convertible into one ordinary share of the Company; and (2) during the period from January 1, 2024 to August 22, 2028, each NIS 240 par value of Series C will be convertible into one ordinary share of the Company.
Conversion of debentures, Par value | ₪ / shares				₪ 0.1
Equity				₪ 1,250,000,000
Maximum ratio between standalone net financial debt and net cap				65.00%		65.00%
Minimum ratio of equity to total balance sheet				25.00%		25.00%
Description of par value		price of 95.1 agorot per NIS 1 par value
Terms of interest rate				The total interest rate increases will not exceed more than 1.25% above the interest rate which was determined in the first offering report of the debentures.
Amount of consideration for debenture	₪ 155,816,000	₪ 349,226,000
Series D Debentures [Member]
Debentures [Line Items]
Debentures		₪ 385,970,000		₪ 1,176,986,000		$ 283,605	₪ 200,000,000	₪ 591,016,000	$ 98,954
Par value of debenture | ₪ / shares				₪ 1
Debentures interest rate				1.50%
Equity				₪ 1,250,000,000
Maximum ratio between standalone net financial debt and net cap				65.00%		65.00%
Minimum ratio of equity to total balance sheet				25.00%		25.00%
Description of par value		price of 90.8 agorot per NIS 1 par value
Terms of interest rate				The total interest rate increases will not exceed more than 1.25% above the interest rate which was determined in the first offering report of the debentures.
Amount of consideration for debenture		₪ 350,461,000		₪ 671,000,000